Variable Interest Entities - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total assets	$ 1,457,005		$ 3,141,008		$ 1,457,005		$ 2,910,695	[1]
Loss on financial instruments	(42,775)	$ (21,037)	$ (56,011)	$ (2,180)	(46,236)	$ (33,058)	(51,421)		$ 31,837	$ (30,670)
Variable Interest Entity, Primary Beneficiary | CT Risk Management, L.L.C.
Variable Interest Entity [Line Items]
Total assets	0				0		4,000
Loss on financial instruments	$ (700)	$ 1,000			$ (3,000)	$ 2,700	3,500		$ 5,200	$ 7,800
Variable Interest Entity, Not Primary Beneficiary | Bradley Capital
Variable Interest Entity [Line Items]
Possible future guaranty obligation							$ 20,000

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.